Taxation - Analysis of Deferred Tax Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (140)	R (189)
Deferred tax liabilities	2,951	2,294
Net deferred tax liability	R 2,811	R 2,105
Parent Company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	26.40%	26.40%	25.10%
Freegold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	12.60%	11.40%	7.00%
Randfontein
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	12.30%	10.50%	8.70%
Kalgold
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	21.50%	17.10%	18.70%
Moab Khotsong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	19.00%	16.70%	14.70%
Mponeng [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	8.10%	17.70%	12.80%
Chemwes Proprietary Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Rate	18.10%	11.00%	12.50%
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,080)	R (1,261)
Deferred tax asset to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(844)	(983)
Deferred tax asset to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(236)	(278)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	3,891	3,366
Deferred tax liability to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	3,488	2,971
Deferred tax liability to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	403	395
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,623)	(3,761)
Deferred tax expense (income) relating to origination and reversal of temporary differences	74	169	R 86
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member] | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,374)	(3,512)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (1,922)	R (1,925)